Acquisitions, Divestitures and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The total acquisition date fair value of the consideration transferred for the businesses and of any previously held equity interests was $860,712, net of cash acquired of $16,591, and it consisted of the following:

December 31, 2019
Cash	$732,142
Fair value of 35% investment in Inenco held prior to business combination	123,385
Fair value of other investments held prior to business combination	5,185
Total	$860,712
The following table summarizes the preliminary, estimated fair values of the assets acquired and liabilities assumed at the acquisition dates for the aggregate of these businesses. Additional adjustments may be made to the acquisition accounting during the measurement period primarily related to intangible asset revaluations and tax accounting.

As of Acquisition Dates
Trade accounts receivable	$148,543
Merchandise inventories	319,579
Prepaid expenses and other current assets	788
Intangible assets	340,799
Deferred tax assets	1,480
Property, plant and equipment	70,958
Operating lease assets	127,470
Other assets	20,318
Total identifiable assets acquired	1,029,935
Current liabilities	122,307
Long-term debt	164,662
Operating lease liabilities	61,626
Deferred tax liabilities	67,081
Other long-term liabilities	132,187
Total liabilities assumed	547,863
Net identifiable assets acquired	482,072
Noncontrolling interests in a subsidiary	(1,600)
Goodwill	380,240
Net assets acquired	$860,712

Disposal Groups, Including Discontinued Operations
The Company’s results of operations for discontinued operations were:

	Year Ended December 31,
	2019	2018	2017
Net sales	$1,870,071	$1,903,468	$1,912,359
Cost of goods sold	1,413,485	1,439,436	1,437,436
Gross profit	456,586	464,032	474,923
Operating and non-operating expenses	476,521	383,058	396,302
Loss on disposal	9,048	—	—
(Loss) income before income taxes	(28,983)	80,974	78,621
Income taxes	(3,593)	20,034	25,647
Net (loss) income from discontinued operations	$(25,390)	$60,940	$52,974
The Company’s assets and liabilities for discontinued operations, by major class, were:

	As of December 31,
	2019	2018
Assets
Trade accounts receivable, net	$194,903	$216,908
Merchandise inventories, net	387,307	397,694
Prepaid expenses and other current assets	132,041	115,047
Goodwill	—	81,956
Other intangible assets, less accumulated amortization	76,829	83,744
Operating lease assets	80,302	—
Other assets	91,640	74,912
Total assets of discontinued operations	$963,022	$970,261

Liabilities
Trade accounts payable	$158,163	$170,139
Other current liabilities	59,954	37,986
Long-term liabilities	68,906	3,204
Total liabilities of discontinued operations	$287,023	$211,329